Cover	12 Months Ended
Feb. 01, 2026
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Information [Line Items]
Entity Registrant Name	lululemon athletica inc.
Entity Central Index Key	0001397187